Noncontrolling Interests (Effect on MUFG's Shareholders' Equity from Changes in Ownership of Subsidiaries) (Detail) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2017	Sep. 30, 2016
Noncontrolling Interest [Abstract]
Net income attributable to Mitsubishi UFJ Financial Group	[1]	¥ 790,704	¥ 750,883
Transactions between Mitsubishi UFJ Financial Group and the noncontrolling interest shareholders:
Purchase of shares of Mitsubishi UFJ NICOS from noncontrolling interest shareholder (Note 2)		(34,751)
Other		54
Net transfers to the noncontrolling interest shareholders		(34,697)
Change from net income attributable to Mitsubishi UFJ Financial Group and transactions between Mitsubishi UFJ Financial Group and the noncontrolling interest shareholders		¥ 756,007	¥ 750,883

[1]	From the six month period ended on September 30, 2017, information on earnings per common share ("EPS"), which was previously disclosed in the footnote to Condensed Consolidated Financial Statements, started to be disclosed within Condensed Consolidated Statements of Income.